REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
REVENUE
Schedule of Group's revenue

	2023	2024	2025
	USD’000	USD’000	USD’000
Types of services or goods
Haidilao restaurant operations	661,162	747,296	790,032
Delivery business	9,807	11,293	18,954
Others	15,393	19,719	31,769
Total	686,362	778,308	840,755
Timing of revenue recognition
At a point in time	686,362	778,308	840,755